Financial income and expenses - Financial income and expenses (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial income and expenses [Abstract]
Interest income	€ 83	€ 79	€ 46
Interest income from loans and receivables	15	12	13
Interest income from cash and cash equivalents	68	67	33
Dividend income from financial assets	3	3	2
Net gains from disposal of financial assets	1	2	0
Net change in fair value of derivatives	12	0	0
Other financial income	14	21	15
Financial income	113	105	63
Interest expense	(288)	(288)	(277)
Interest expense on debt and borrowings	(233)	(231)	(229)
Finance charges under lease contract	(38)	(37)	(27)
Interest expense on pensions	(17)	(20)	(21)
Provision-related accretion expenses	(6)	(49)	(29)
Net foreign exchange gains (losses)	(6)	(7)	(23)
Net change in fair value of financial assets through profit or loss	(27)	(18)	(26)
Net change in fair value of derivatives	0	(5)	0
Other financial expenses	(19)	(20)	(21)
Financial expenses	(346)	(387)	(376)
Financial income and expenses, net	€ (233)	€ (282)	€ (314)